AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.9%
Long-Term Municipal Bonds – 93.5%
Alabama – 6.4%
Black Belt Energy Gas District Series 2018 4.54% (SOFR + 0.90%), 12/01/2048 (Pre-refunded/ETM)(a)	$1,000	$999,240
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 5.40% (SOFR + 1.85%), 06/01/2049(a) (b)	1,000	997,158
Series 2021-B 4.00%, 10/01/2052	1,200	1,172,937
Black Belt Energy Gas District (Royal Bank of Canada) Series 2022-D 4.00%, 12/01/2025	650	648,694
City of Huntsville AL Series 2016-B 5.00%, 05/01/2028	465	488,607
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,019,967
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,096,914
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	1,500	1,555,320
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	2,500	2,591,001

		11,569,838

Arizona – 1.1%
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,058,075

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(c)	115	117,495

California – 3.0%
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	1,000	1,036,530

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports Series 2022 5.00%, 05/15/2025	$475	$484,946
Newport Mesa Unified School District NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,533,718
State of California Series 2023 5.00%, 10/01/2024	640	653,568
Sweetwater Union High School District BAM Series 2014 5.00%, 08/01/2026	1,075	1,090,269
Washington Township Health Care District Series 2020-A 5.00%, 07/01/2031	650	686,254

		5,485,285

Colorado – 1.1%
Arapahoe County School District No. 5 Cherry Creek AGM Series 2004 2.00%, 12/15/2023	1,225	1,220,517
City & County of Denver Co. Airport System Revenue Series 2020-B 5.00%, 11/15/2031	700	714,252

		1,934,769

Connecticut – 1.4%
State of Connecticut Series 2015-A 4.50%, 03/15/2033	2,500	2,539,225

District of Columbia – 1.6%
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 02/28/2026	1,485	1,515,302
Metropolitan Washington Airports Authority Aviation Revenue Series 2017 5.00%, 10/01/2026	465	482,071
Series 2021-A 5.00%, 10/01/2023	945	945,819

		2,943,192

Florida – 7.6%
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2017 5.00%, 11/01/2026	600	617,694
County of Brevard FL (County of Brevard FL Fuel Tax) AGM Series 2016 5.00%, 08/01/2028	1,445	1,503,852
County of Broward FL Series 2016 5.00%, 09/01/2025	1,265	1,266,365

	Principal Amount (000)	U.S. $ Value

County of Broward FL Airport System Revenue Series 2013-A 5.125%, 10/01/2038 (Pre-refunded/ETM)	$1,500	$1,501,488
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2015-A 5.00%, 10/01/2025	930	947,976
County of Miami-Dade Seaport Department Series 2013-B 6.25%, 10/01/2038 (Pre-refunded/ETM)	2,000	2,003,772
Series 2013-D 6.00%, 10/01/2025 (Pre-refunded/ETM)	700	701,196
Greater Orlando Aviation Authority Series 2022-A 5.00%, 10/01/2029	1,020	1,089,675
Hillsborough County Aviation Authority Series 2015 5.00%, 10/01/2040 (Pre-refunded/ETM)	1,000	1,013,049
Orange County Convention Center/Orlando Series 2010 5.00%, 10/01/2023	690	690,547
School Board of Miami-Dade County (The) Series 2014-A 5.00%, 05/01/2031 (Pre-refunded/ETM)	1,435	1,447,274
Series 2023 5.00%, 06/18/2024	1,000	1,011,435

		13,794,323

Georgia – 2.5%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2025	200	198,746
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	1,000	986,388
5.00%, 09/01/2024	1,500	1,510,049
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	1,300	1,297,491
Municipal Electric Authority of Georgia Series 2020 5.00%, 01/01/2029	500	534,890

		4,527,564

Guam – 1.7%
Territory of Guam Series 2019 5.00%, 11/15/2031	1,000	1,017,442
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	2,000	2,051,193

		3,068,635

	Principal Amount (000)	U.S. $ Value

Illinois – 9.2%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2030	$1,000	$1,022,917
Series 2019-A 5.00%, 12/01/2030	1,575	1,636,231
Chicago Transit Authority Series 2017 5.00%, 06/01/2026	1,695	1,751,844
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2017 5.00%, 06/01/2025	1,000	1,019,492
City of Chicago IL Series 2020-A 5.00%, 01/01/2026	2,125	2,174,163
City of Chicago IL Waterworks Revenue AMBAC Series 2001 5.75%, 11/01/2030	970	1,038,687
Du Page & Will Counties Community School District No. 24 Indian Prairie Series 2015-A 5.00%, 12/30/2023	1,000	1,004,914
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024	2,250	2,226,265
Northern Illinois University BAM Series 2020-B 5.00%, 04/01/2031	725	764,097
Sangamon County School District No. 186 Springfield AGM Series 2020-B 5.00%, 02/01/2032	690	754,512
State of Illinois Series 2017-D 5.00%, 11/01/2026	1,000	1,039,202
Series 2019-A 5.00%, 11/01/2029	685	738,506
Series 2023-D 5.00%, 07/01/2024	1,000	1,009,827
State of Illinois Sales Tax Revenue Series 2021-A 4.00%, 06/15/2028	535	542,883

		16,723,540

Indiana – 1.2%
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	500	460,736
Indianapolis Local Public Improvement Bond Bank Series 2021-A 5.00%, 06/01/2024	1,660	1,676,358

		2,137,094

Iowa – 0.3%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018-B 5.00%, 02/15/2025	500	508,221

	Principal Amount (000)	U.S. $ Value

Kansas – 2.2%
State of Kansas Department of Transportation Series 2015-A 2.75%, 09/01/2023	$3,980	$3,980,000

Louisiana – 1.7%
City of Shreveport LA BAM Series 2016 5.00%, 03/01/2027	1,400	1,453,759
Louisiana Local Government Environmental Facilities & Community Development Auth (American BioCarbon CT LLC) Series 2023 4.00%, 12/01/2046	1,000	998,102
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	665	700,892

		3,152,753

Maryland – 1.0%
Maryland Stadium Authority (Maryland Stadium Authority State Lease) Series 2023-A 5.00%, 03/01/2025	1,850	1,892,754

Massachusetts – 2.6%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2015-H 5.00%, 07/01/2025	1,500	1,534,479
Series 2019 5.00%, 07/01/2031	870	931,529
Massachusetts Port Authority Series 2017-A 5.00%, 07/01/2027	1,120	1,173,764
Series 2019-A 5.00%, 07/01/2024	1,070	1,080,443

		4,720,215

Michigan – 1.5%
Great Lakes Water Authority Water Supply System Revenue Series 2018-A 5.00%, 07/01/2024	450	455,341
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2026	1,190	1,203,158
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2013-I 5.00%, 10/15/2029 (Pre-refunded/ETM)	1,000	1,001,509

		2,660,008

	Principal Amount (000)	U.S. $ Value

Missouri – 0.4%
County of St Louis MO (County of St Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	$720	$739,264

Nebraska – 1.4%
Public Power Generation Agency Series 2015 5.00%, 01/01/2025	2,525	2,567,612

Nevada – 1.8%
County of Clark Department of Aviation Series 2021-B 5.00%, 07/01/2025	3,100	3,159,733
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(b) (c)	100	100,018

		3,259,751

New Jersey – 5.1%
County of Monmouth NJ Series 2019 5.00%, 07/15/2026	1,320	1,391,046
Garden State Preservation Trust AGM Series 2005-A 5.75%, 11/01/2028	1,000	1,067,341
New Brunswick Parking Authority BAM Series 2016-A 5.00%, 09/01/2030	2,000	2,079,930
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015-X 5.00%, 06/15/2025	1,450	1,484,724
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	1,000	985,561
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 06/15/2030	250	268,462
Township of South Orange Village NJ Series 2023 5.00%, 06/28/2024	1,000	1,011,646
Township of Woodbridge NJ Series 2023 4.50%, 03/15/2024	1,000	1,006,176

		9,294,886

New York – 8.9%
City of New York NY Series 2014-A 5.00%, 08/01/2024	1,000	1,015,693

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2013-E 5.00%, 11/15/2023	$500	$501,303
Series 2016-A 5.00%, 11/15/2024	2,000	2,029,975
Series 2017-C 5.00%, 11/15/2025	530	544,116
5.00%, 11/15/2029	1,000	1,056,300
Nassau Health Care Corp. Series 2021 5.00%, 08/01/2024	865	877,567
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2023	655	656,784
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2015-A 5.00%, 03/15/2026	1,000	1,031,421
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2031	1,000	1,065,664
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	1,000	1,006,892
Series 2016 5.00%, 10/01/2025	1,000	1,024,933
Series 2021-2 3.00%, 10/01/2028	3,950	3,764,415
5.00%, 07/15/2024	1,500	1,518,789

		16,093,852

North Carolina – 2.5%
Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.) Series 2019 2.10%, 03/01/2027	1,000	979,317
County of Gaston NC Series 2023 4.00%, 05/01/2025	2,600	2,618,925
North Carolina Turnpike Authority Series 2020 5.00%, 02/01/2024 (Pre-refunded/ETM)	1,000	1,005,477

		4,603,719

Ohio – 0.2%
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038	500	429,969

Oklahoma – 2.3%
Kay County Public Buildings Authority (Kay County Independent School District No. 71 Ponca City Lease) Series 2022 5.00%, 09/01/2023	2,085	2,085,000

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	$1,000	$974,240
Oklahoma Municipal Power Authority Series 2014-B 5.00%, 01/01/2025	1,000	1,018,562

		4,077,802

Oregon – 0.6%
Port of Portland OR Airport Revenue Series 2022-2 5.00%, 07/01/2030	1,000	1,073,926

Pennsylvania – 5.0%
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2025	945	961,709
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2031	1,500	1,574,659
Pennsylvania Turnpike Commission Series 2019 5.00%, 12/01/2024	1,000	1,018,801
Series 2023 5.32% (MUNIPSA + 0.85%), 07/15/2041(a) (b)	1,000	1,000,000
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2015-2 5.00%, 04/01/2029	1,375	1,404,505
Series 2016-2 5.00%, 04/01/2028	1,550	1,585,647
Reading School District BAM Series 2019-D 5.00%, 04/01/2025	1,500	1,531,575

		9,076,896

Puerto Rico – 1.0%
Commonwealth of Puerto Rico Series 2021-A 5.625%, 07/01/2027	108	112,524
5.625%, 07/01/2029	675	713,115
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	1,000	1,024,307

		1,849,946

South Carolina – 2.3%
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2030	1,000	1,019,543

	Principal Amount (000)	U.S. $ Value

SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2029	$1,500	$1,528,929
South Carolina Public Service Authority AGM Series 2014-C 5.00%, 12/01/2025	1,500	1,525,278

		4,073,750

Texas – 6.0%
Central Texas Regional Mobility Authority Series 2020-F 5.00%, 01/01/2025	1,315	1,326,770
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2037	1,000	1,002,153
City of Carrollton TX Series 2019 5.00%, 08/15/2031	735	813,083
City of San Antonio TX Airport System Series 2019-A 5.00%, 07/01/2029	550	584,317
Grand Parkway Transportation Corp. Series 2013-B 5.25%, 10/01/2051 (Pre-refunded/ETM)	2,000	2,002,309
Harris County-Houston Sports Authority NATL Series 2002 Zero Coupon, 11/15/2023 (Pre-refunded/ETM)	675	669,822
La Joya Independent School District Series 2013 5.00%, 02/15/2028	1,355	1,450,843
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,067,826
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2023	1,000	1,001,198
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2018 5.00%, 08/01/2025	1,000	1,032,140

		10,950,461

Utah – 0.9%
Utah Board of Higher Education (University of Utah(The)) NATL Series 1998 5.50%, 04/01/2029	1,440	1,562,342

	Principal Amount (000)	U.S. $ Value

Virginia – 1.8%
Chesapeake Bay Bridge & Tunnel District Series 2019 5.00%, 11/01/2023	$1,200	$1,202,000
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(c)	1,000	1,005,266
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	1,000	998,737

		3,206,003

Washington – 4.1%
Port of Seattle WA Series 2017-D 5.00%, 05/01/2024	1,500	1,510,887
State of Washington Series 2016-R 5.00%, 08/01/2024	555	563,511
Series 2018-C 5.00%, 02/01/2027	1,000	1,063,025
State of Washington (State of Washington Fed Hwy Grant) Series 2013-C 5.00%, 09/01/2024	1,220	1,220,797
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(c)	1,000	998,141
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2024	2,125	2,151,897

		7,508,258

West Virginia – 0.8%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016A 5.00%, 06/01/2025	1,360	1,391,115

Wisconsin – 2.2%
City of Milwaukee WI Series 2020-N 5.00%, 04/01/2027	1,000	1,039,400
City of Milwaukee WI Sewerage System Revenue Series 2016-S 4.00%, 06/01/2028	350	354,224
County of Kenosha WI Series 2021-A 2.00%, 09/01/2023	1,000	1,000,000
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 5.00%, 06/01/2029	700	735,713

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	$1,000	$937,135

		4,066,472

Total Long-Term Municipal Bonds (cost $170,699,327)		169,639,010

Short-Term Municipal Notes – 2.4%
Florida – 0.5%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 4.00%, 06/01/2048(d)	1,000	1,000,000

Idaho – 0.2%
Idaho Health Facilities Authority (St. Luke’s Health System Ltd. Obligated Group/ID) Series 2018-C 4.20%, 03/01/2048(d)	400	400,000

Tennessee – 0.6%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 3.90%, 07/01/2045(d)	1,000	1,000,000

Virginia – 1.1%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.05%, 07/01/2052(d)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $4,400,000)		4,400,000

Total Municipal Obligations (cost $175,099,327)		174,039,010

CORPORATES - INVESTMENT GRADE – 3.5%
Financial Institutions – 2.4%
Banking – 1.8%
BPCE SA 5.15%, 07/21/2024(c)	375	369,731
Credit Suisse AG/New York NY 7.95%, 01/09/2025	850	867,595
HSBC Holdings PLC 3.803%, 03/11/2025	500	493,485
Societe Generale SA 5.00%, 01/17/2024(c)	750	744,795
Standard Chartered PLC 7.776%, 11/16/2025(c)	250	255,618
Synchrony Bank 5.625%, 08/23/2027	340	322,011

	Principal Amount (000)	U.S. $ Value

Wells Fargo & Co. 7.625%, 09/15/2028(e)	$211	$216,528

		3,269,763

Finance – 0.6%
Aircastle Ltd. 4.125%, 05/01/2024	880	866,219
Aviation Capital Group LLC 1.95%, 01/30/2026(c)	290	261,429

		1,127,648

		4,397,411

Industrial – 1.1%
Consumer Cyclical - Other – 0.3%
Lennar Corp. 4.50%, 04/30/2024	500	494,935

Consumer Non-Cyclical – 0.6%
Altria Group, Inc. 3.40%, 05/06/2030	215	189,079
BAT Capital Corp. 4.906%, 04/02/2030	230	216,515
Philip Morris International, Inc. 5.625%, 11/17/2029	250	252,275
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	500	474,550

		1,132,419

Technology – 0.2%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	370	336,382

		1,963,736

Total Corporates - Investment Grade (cost $6,374,965)		6,361,147

ASSET-BACKED SECURITIES – 2.6%
Autos - Fixed Rate – 1.8%
Carvana Auto Receivables Trust Series 2023-N1, Class A 6.36%, 04/12/2027(c)	395	395,894
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(c)	902	897,716
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)	986	983,097
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(c)	265	264,915
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(c)	678	676,505

		3,218,127

	Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 0.8%
ACHV ABS Trust Series 2023-2PL, Class A 6.42%, 05/20/2030(c)	$61	$61,369
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(c)	500	493,132
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(c)	902	905,190
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(c)	118	118,306

		1,577,997

Total Asset-Backed Securities (cost $4,807,724)		4,796,124

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%
Risk Share Floating Rate – 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 7.396% (SOFR + 2.10%), 03/25/2043(a) (c)	909	917,348
Series 2023-DNA2, Class M1A 7.396% (SOFR + 2.10%), 04/25/2043(a) (c)	464	467,465

Total Collateralized Mortgage Obligations (cost $1,372,664)		1,384,813

	Shares

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(f) (g) (h) (cost $2,327,400)	2,327,400	2,327,400

Total Investments – 104.1% (cost $189,982,080)(i)		188,908,494
Other assets less liabilities – (4.1)%		(7,383,231)

Net Assets – 100.0%		$181,525,263

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	7,570	11/30/2024	1 Day SOFR	4.295%	Annual	$ (108,217)	$ —	$ (108,217)
USD	5,000	11/30/2024	1 Day SOFR	4.416%	Annual	(59,514)	—	(59,514)
USD	10,200	03/31/2025	1 Day SOFR	3.847%	Annual	(216,723)	—	(216,723)
USD	4,800	03/31/2025	1 Day SOFR	4.099%	Annual	(85,005)	—	(85,005)
USD	3,700	03/31/2025	1 Day SOFR	4.013%	Annual	(70,381)	—	(70,381)
USD	3,500	03/31/2025	1 Day SOFR	4.214%	Annual	(54,567)	—	(54,567)
USD	4,000	06/30/2025	1 Day SOFR	4.808%	Annual	(5,431)	—	(5,431)
USD	1,600	07/31/2025	1 Day SOFR	4.851%	Annual	1,239	—	1,239
USD	2,400	05/15/2026	1 Day SOFR	4.012%	Annual	(33,331)	—	(33,331)
USD	600	08/31/2027	3.408%	1 Day SOFR	Annual	22,089	—	22,089
USD	530	08/31/2027	3.756%	1 Day SOFR	Annual	11,290	—	11,290
USD	2,000	04/15/2032	3.275%	1 Day SOFR	Annual	95,922	—	95,922
USD	1,000	04/15/2032	3.215%	1 Day SOFR	Annual	52,575	—	52,575
USD	650	04/15/2032	3.291%	1 Day SOFR	Annual	30,382	—	30,382
USD	420	04/15/2032	3.852%	1 Day SOFR	Annual	1,660	—	1,660

						$(418,012)	$—	$(418,012)

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2023.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $11,057,737 or 6.1% of net assets.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $446,055 and gross unrealized depreciation of investments was $(1,937,653), resulting in net unrealized depreciation of $(1,491,598).

As of August 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.9% and 0.4%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$169,639,010	$—	$169,639,010
Short-Term Municipal Notes	—	4,400,000	—	4,400,000
Corporates - Investment Grade	—	6,361,147	—	6,361,147
Asset-Backed Securities	—	4,796,124	—	4,796,124
Collateralized Mortgage Obligations	—	1,384,813	—	1,384,813
Short-Term Investments	2,327,400	—	—	2,327,400

Total Investments in Securities	2,327,400	186,581,094	—	188,908,494
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	215,157	—	215,157
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(633,169)	—	(633,169)

Total	$2,327,400	$186,163,082	$—	$188,490,482

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$20	$85,664	$83,357	$2,327	$70